Lessee disclosures - Schedule of lessee disclosures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases [Abstract]
At 1 January	£ 1,156	£ 1,318
Exchange and other adjustments	3	3
Additions	136	98
Disposals	(31)	(37)
Depreciation charge for the year	(209)	(226)
At 31 December	£ 1,055	£ 1,156